Vanguard Equity Index Portfolio

Schedule of Investments (unaudited)
As of September 30, 2019

			Market
			Value
		Shares	($000)
Common Stocks (99.4%)1
Communication Services (10.3%)
*	Facebook Inc. Class A	568,474	101,234
*	Alphabet Inc. Class C	71,423	87,065
*	Alphabet Inc. Class A	70,764	86,413
	AT&T Inc.	1,726,727	65,339
	Verizon Communications Inc.	977,368	58,994
	Walt Disney Co.	425,670	55,473
	Comcast Corp. Class A	1,071,752	48,315
*	Netflix Inc.	103,469	27,690
*	Charter Communications Inc. Class A	38,207	15,746
	Activision Blizzard Inc.	181,278	9,593
*	Twitter Inc.	182,688	7,527
*	Electronic Arts Inc.	69,651	6,813
*	T-Mobile US Inc.	74,720	5,886
	Omnicom Group Inc.	51,310	4,018
*	Take-Two Interactive Software Inc.	26,754	3,353
	CBS Corp. Class B	77,383	3,124
	CenturyLink Inc.	231,507	2,889
	Fox Corp. Class A	83,844	2,644
*	Discovery Communications Inc.	81,729	2,012
	Viacom Inc. Class B	83,104	1,997
	Interpublic Group of Cos. Inc.	91,412	1,971
*	DISH Network Corp. Class A	56,962	1,941
	News Corp. Class A	110,023	1,531
	Fox Corp. Class B	38,277	1,207
*	Discovery Communications Inc. Class A	37,518	999
*	TripAdvisor Inc.	24,868	962
	News Corp. Class B	11,121	159
			604,895
Consumer Discretionary (10.0%)
*	Amazon.com Inc.	98,186	170,442
	Home Depot Inc.	258,783	60,043
	McDonald's Corp.	179,436	38,527
	NIKE Inc. Class B	295,738	27,776
	Starbucks Corp.	282,806	25,006
	Lowe's Cos. Inc.	182,391	20,056
*	Booking Holdings Inc.	10,046	19,716
	TJX Cos. Inc.	285,710	15,926
	Target Corp.	120,744	12,909
	General Motors Co.	296,910	11,128
	Dollar General Corp.	60,752	9,656
	Ross Stores Inc.	86,197	9,469
	Ford Motor Co.	926,213	8,484
	Yum! Brands Inc.	71,881	8,153
	Marriott International Inc. Class A	64,606	8,035
	eBay Inc.	186,336	7,263
*	O'Reilly Automotive Inc.	18,081	7,205
	VF Corp.	77,109	6,862
*	Dollar Tree Inc.	55,873	6,378

	Hilton Worldwide Holdings Inc.	67,749	6,308
*	AutoZone Inc.	5,805	6,296
	Aptiv plc	60,576	5,296
*	Chipotle Mexican Grill Inc. Class A	6,027	5,066
	Expedia Group Inc.	33,053	4,443
	Royal Caribbean Cruises Ltd.	40,725	4,412
	DR Horton Inc.	79,514	4,191
	Carnival Corp.	94,524	4,132
	Best Buy Co. Inc.	54,985	3,793
	Lennar Corp. Class A	66,548	3,717
*	Ulta Beauty Inc.	13,912	3,487
	Genuine Parts Co.	34,526	3,438
	Darden Restaurants Inc.	29,056	3,435
*	CarMax Inc.	39,014	3,433
	MGM Resorts International	123,322	3,419
	Hasbro Inc.	27,751	3,294
*	NVR Inc.	786	2,922
	Garmin Ltd.	34,201	2,897
	Advance Auto Parts Inc.	16,924	2,799
*	Norwegian Cruise Line Holdings Ltd.	50,948	2,638
	Tractor Supply Co.	28,179	2,549
	Wynn Resorts Ltd.	22,841	2,483
	Tiffany & Co.	25,736	2,384
	Whirlpool Corp.	15,041	2,382
*	LKQ Corp.	72,762	2,288
	PulteGroup Inc.	61,103	2,233
	Kohl's Corp.	37,341	1,854
	BorgWarner Inc.	48,815	1,791
	Tapestry Inc.	68,074	1,773
*	Mohawk Industries Inc.	13,985	1,735
	Newell Brands Inc.	89,082	1,668
	PVH Corp.	17,705	1,562
	Harley-Davidson Inc.	36,867	1,326
	Hanesbrands Inc.	85,730	1,313
	Leggett & Platt Inc.	30,688	1,256
*	Capri Holdings Ltd.	35,736	1,185
	Ralph Lauren Corp. Class A	12,374	1,181
	Macy's Inc.	74,025	1,150
	H&R Block Inc.	48,018	1,134
	L Brands Inc.	53,808	1,054
*,^ Under Armour Inc. Class A		46,263	923
	Gap Inc.	49,909	866
^	Nordstrom Inc.	25,046	843
*	Under Armour Inc. Class C	43,526	789
	Las Vegas Sands Corp.	1,130	65
	Lennar Corp. Class B	1,030	46
			590,283
Consumer Staples (7.5%)
	Procter & Gamble Co.	591,359	73,553
	Coca-Cola Co.	909,374	49,506
	PepsiCo Inc.	330,368	45,294
	Walmart Inc.	336,017	39,879
	Costco Wholesale Corp.	103,918	29,940
	Philip Morris International Inc.	367,647	27,915
	Mondelez International Inc. Class A	340,769	18,851
	Altria Group Inc.	441,439	18,055
	Colgate-Palmolive Co.	202,786	14,907

Kimberly-Clark Corp.	81,351	11,556
Estee Lauder Cos. Inc. Class A	52,271	10,399
Walgreens Boots Alliance Inc.	179,314	9,918
Sysco Corp.	121,260	9,628
Constellation Brands Inc. Class A	39,555	8,199
General Mills Inc.	142,628	7,862
Tyson Foods Inc. Class A	69,639	5,999
Hershey Co.	35,192	5,454
Archer-Daniels-Midland Co.	131,596	5,405
* Monster Beverage Corp.	91,433	5,309
Kroger Co.	188,806	4,867
McCormick & Co. Inc.	29,086	4,546
Clorox Co.	29,670	4,506
Church & Dwight Co. Inc.	58,412	4,395
Kraft Heinz Co.	146,961	4,105
Kellogg Co.	58,900	3,790
Conagra Brands Inc.	115,022	3,529
JM Smucker Co.	26,824	2,951
Hormel Foods Corp.	65,490	2,864
Brown-Forman Corp. Class B	43,008	2,700
Molson Coors Brewing Co. Class B	44,088	2,535
Lamb Weston Holdings Inc.	34,391	2,501
Campbell Soup Co.	40,159	1,884
Coty Inc. Class A	69,734	733
		443,535
Energy (4.5%)
Exxon Mobil Corp.	999,810	70,597
Chevron Corp.	448,591	53,203
ConocoPhillips	262,358	14,949
Schlumberger Ltd.	326,891	11,170
Phillips 66	105,997	10,854
EOG Resources Inc.	137,189	10,182
Kinder Morgan Inc.	459,457	9,469
Marathon Petroleum Corp.	155,598	9,453
Occidental Petroleum Corp.	211,214	9,393
Valero Energy Corp.	97,947	8,349
ONEOK Inc.	97,605	7,193
Williams Cos. Inc.	286,524	6,894
Pioneer Natural Resources Co.	39,489	4,967
Halliburton Co.	206,968	3,901
Hess Corp.	61,092	3,695
Baker Hughes a GE Co. Class A	152,676	3,542
Diamondback Energy Inc.	38,498	3,461
Concho Resources Inc.	47,428	3,220
Noble Energy Inc.	113,633	2,552
TechnipFMC plc	98,965	2,389
Marathon Oil Corp.	189,010	2,319
Devon Energy Corp.	95,861	2,306
Apache Corp.	89,012	2,279
National Oilwell Varco Inc.	91,040	1,930
HollyFrontier Corp.	35,978	1,930
Cabot Oil & Gas Corp.	98,920	1,738
Cimarex Energy Co.	23,743	1,138
Helmerich & Payne Inc.	26,103	1,046
		264,119

Financials (12.9%)
* Berkshire Hathaway Inc. Class B	431,732	89,809
JPMorgan Chase & Co.	755,515	88,917
Bank of America Corp.	1,979,515	57,742
Wells Fargo & Co.	947,407	47,787
Citigroup Inc.	533,816	36,876
American Express Co.	160,739	19,012
US Bancorp	338,750	18,746
CME Group Inc.	84,610	17,881
Chubb Ltd.	107,672	17,383
Goldman Sachs Group Inc.	76,476	15,848
PNC Financial Services Group Inc.	105,201	14,745
S&P Global Inc.	58,194	14,256
Morgan Stanley	296,877	12,668
BlackRock Inc.	27,766	12,374
Intercontinental Exchange Inc.	132,396	12,216
Marsh & McLennan Cos. Inc.	119,639	11,970
Charles Schwab Corp.	274,958	11,501
American International Group Inc.	205,597	11,452
Aon plc	55,732	10,788
Progressive Corp.	138,163	10,673
Capital One Financial Corp.	111,159	10,113
BB&T Corp.	181,030	9,662
Bank of New York Mellon Corp.	202,725	9,165
Aflac Inc.	174,923	9,152
Travelers Cos. Inc.	61,516	9,147
MetLife Inc.	188,117	8,872
Prudential Financial Inc.	95,039	8,549
Allstate Corp.	77,782	8,453
Moody's Corp.	38,451	7,876
SunTrust Banks Inc.	104,991	7,223
* Berkshire Hathaway Inc. Class A	21	6,548
T. Rowe Price Group Inc.	55,603	6,353
Discover Financial Services	75,217	6,099
Willis Towers Watson plc	30,529	5,891
State Street Corp.	88,256	5,224
Hartford Financial Services Group Inc.	85,581	5,187
M&T Bank Corp.	31,589	4,990
Synchrony Financial	144,203	4,916
Northern Trust Corp.	50,694	4,731
Fifth Third Bancorp	172,678	4,728
Ameriprise Financial Inc.	30,953	4,553
MSCI Inc. Class A	20,044	4,365
KeyCorp	237,812	4,243
Cincinnati Financial Corp.	35,784	4,175
Arthur J Gallagher & Co.	43,896	3,932
First Republic Bank	39,718	3,841
Citizens Financial Group Inc.	105,734	3,740
Regions Financial Corp.	235,973	3,733
Huntington Bancshares Inc.	245,085	3,497
Principal Financial Group Inc.	61,099	3,491
Loews Corp.	61,342	3,158
Cboe Global Markets Inc.	26,341	3,027
MarketAxess Holdings Inc.	8,900	2,915
Lincoln National Corp.	47,392	2,859
Nasdaq Inc.	27,246	2,707
Everest Re Group Ltd.	9,650	2,568

* SVB Financial Group	12,139	2,536
E*TRADE Financial Corp.	56,356	2,462
Raymond James Financial Inc.	29,315	2,417
Comerica Inc.	35,566	2,347
* Globe Life Inc.	23,675	2,267
Franklin Resources Inc.	67,140	1,938
Zions Bancorp NA	41,695	1,856
Assurant Inc.	14,487	1,823
Invesco Ltd.	90,943	1,541
People's United Financial Inc.	94,606	1,479
Unum Group	49,130	1,460
Affiliated Managers Group Inc.	11,908	992
		755,445
Health Care (13.6%)
Johnson & Johnson	623,637	80,686
Merck & Co. Inc.	605,027	50,931
UnitedHealth Group Inc.	223,916	48,661
Pfizer Inc.	1,307,041	46,962
Abbott Laboratories	417,603	34,941
Medtronic plc	316,997	34,432
Thermo Fisher Scientific Inc.	94,643	27,567
Amgen Inc.	141,712	27,423
AbbVie Inc.	349,384	26,455
Eli Lilly & Co.	200,770	22,452
Danaher Corp.	150,849	21,787
Bristol-Myers Squibb Co.	386,563	19,603
CVS Health Corp.	307,274	19,380
Gilead Sciences Inc.	299,293	18,969
* Celgene Corp.	167,472	16,630
Stryker Corp.	75,808	16,397
Becton Dickinson and Co.	63,791	16,137
* Intuitive Surgical Inc.	27,238	14,707
Anthem Inc.	60,440	14,512
Zoetis Inc.	112,864	14,062
Cigna Corp.	89,220	13,543
* Boston Scientific Corp.	329,167	13,394
Allergan plc	77,527	13,047
* Edwards Lifesciences Corp.	49,143	10,807
* Illumina Inc.	34,744	10,570
Baxter International Inc.	120,613	10,550
* Vertex Pharmaceuticals Inc.	60,749	10,292
* Biogen Inc.	43,590	10,149
Humana Inc.	31,916	8,160
HCA Healthcare Inc.	62,833	7,566
Zimmer Biomet Holdings Inc.	48,520	6,660
* IQVIA Holdings Inc.	43,075	6,434
McKesson Corp.	43,677	5,969
Agilent Technologies Inc.	73,188	5,608
* IDEXX Laboratories Inc.	20,350	5,534
* Regeneron Pharmaceuticals Inc.	18,891	5,240
* Alexion Pharmaceuticals Inc.	52,989	5,190
Cerner Corp.	75,252	5,130
ResMed Inc.	33,986	4,592
* Centene Corp.	97,814	4,231
* Mettler-Toledo International Inc.	5,820	4,100
* Laboratory Corp. of America Holdings	23,070	3,876
Teleflex Inc.	10,958	3,723

* Waters Corp.	15,754	3,517
Cooper Cos. Inc.	11,709	3,478
Quest Diagnostics Inc.	31,804	3,404
Cardinal Health Inc.	70,581	3,331
* Hologic Inc.	63,339	3,198
* Incyte Corp.	42,123	3,127
* Align Technology Inc.	17,218	3,115
* WellCare Health Plans Inc.	11,874	3,077
AmerisourceBergen Corp. Class A	36,028	2,966
Universal Health Services Inc. Class B	19,248	2,863
Dentsply Sirona Inc.	52,816	2,816
* Varian Medical Systems Inc.	21,442	2,553
* Mylan NV	121,357	2,400
PerkinElmer Inc.	26,122	2,225
* Henry Schein Inc.	35,018	2,224
* ABIOMED Inc.	10,732	1,909
Perrigo Co. plc	31,979	1,787
* DaVita Inc.	23,064	1,316
* Nektar Therapeutics Class A	34,658	631
		796,996
Industrials (9.3%)
Boeing Co.	126,322	48,062
Honeywell International Inc.	170,021	28,768
Union Pacific Corp.	166,478	26,966
United Technologies Corp.	191,676	26,168
Lockheed Martin Corp.	58,711	22,901
3M Co.	135,963	22,352
United Parcel Service Inc. Class B	165,006	19,771
General Electric Co.	2,062,423	18,438
Caterpillar Inc.	132,974	16,796
Northrop Grumman Corp.	37,184	13,936
CSX Corp.	188,614	13,065
Raytheon Co.	65,815	12,912
Deere & Co.	74,423	12,554
Norfolk Southern Corp.	62,248	11,183
L3Harris Technologies Inc.	52,761	11,008
Illinois Tool Works Inc.	69,594	10,891
Waste Management Inc.	92,204	10,603
General Dynamics Corp.	55,297	10,104
Emerson Electric Co.	145,424	9,723
Roper Technologies Inc.	24,582	8,766
FedEx Corp.	56,737	8,259
Johnson Controls International plc	188,102	8,256
Eaton Corp. plc	99,283	8,255
Delta Air Lines Inc.	136,691	7,873
Ingersoll-Rand plc	57,102	7,036
* IHS Markit Ltd.	94,782	6,339
Southwest Airlines Co.	114,464	6,182
Verisk Analytics Inc. Class A	38,659	6,114
TransDigm Group Inc.	11,731	6,108
Cummins Inc.	37,311	6,069
PACCAR Inc.	81,895	5,733
Parker-Hannifin Corp.	30,364	5,484
Cintas Corp.	19,623	5,261
Stanley Black & Decker Inc.	35,862	5,179
AMETEK Inc.	53,899	4,949
Fortive Corp.	69,771	4,784

* United Airlines Holdings Inc.	52,378	4,631
Rockwell Automation Inc.	27,671	4,560
Fastenal Co.	135,443	4,425
Republic Services Inc. Class A	50,107	4,337
Equifax Inc.	28,586	4,021
* Copart Inc.	47,749	3,836
Dover Corp.	34,223	3,407
Xylem Inc.	42,508	3,385
Kansas City Southern	23,771	3,162
WW Grainger Inc.	10,459	3,108
Wabtec Corp.	42,900	3,083
Expeditors International of Washington Inc.	40,140	2,982
IDEX Corp.	17,956	2,943
Jacobs Engineering Group Inc.	32,021	2,930
Masco Corp.	68,157	2,841
CH Robinson Worldwide Inc.	32,189	2,729
Textron Inc.	54,457	2,666
American Airlines Group Inc.	93,155	2,512
Arconic Inc.	92,011	2,392
Allegion plc	22,166	2,298
* United Rentals Inc.	18,158	2,263
JB Hunt Transport Services Inc.	20,204	2,236
Huntington Ingalls Industries Inc.	9,733	2,061
Snap-on Inc.	13,061	2,045
Alaska Air Group Inc.	29,108	1,889
Fortune Brands Home & Security Inc.	33,033	1,807
Nielsen Holdings plc	83,401	1,772
AO Smith Corp.	32,636	1,557
Robert Half International Inc.	27,760	1,545
Pentair plc	39,596	1,497
Flowserve Corp.	30,753	1,436
Quanta Services Inc.	33,302	1,259
Rollins Inc.	32,926	1,122
		545,585
Information Technology (21.8%)
Microsoft Corp.	1,804,244	250,844
Apple Inc.	1,003,833	224,828
Visa Inc. Class A	408,067	70,192
Mastercard Inc. Class A	210,958	57,290
Intel Corp.	1,046,813	53,942
Cisco Systems Inc.	1,003,339	49,575
* Adobe Inc.	114,724	31,693
* salesforce.com Inc.	207,255	30,765
International Business Machines Corp.	209,340	30,442
Accenture plc Class A	150,550	28,958
* PayPal Holdings Inc.	278,062	28,804
Oracle Corp.	520,259	28,630
Texas Instruments Inc.	220,621	28,513
Broadcom Inc.	94,070	25,970
NVIDIA Corp.	143,920	25,052
QUALCOMM Inc.	287,271	21,913
Fidelity National Information Services Inc.	144,964	19,245
Automatic Data Processing Inc.	102,553	16,554
Intuit Inc.	61,464	16,346
* Fiserv Inc.	134,892	13,973
Global Payments Inc.	70,923	11,277
* Micron Technology Inc.	260,858	11,178

Applied Materials Inc.	218,329	10,895
Analog Devices Inc.	87,323	9,757
Lam Research Corp.	34,162	7,895
Cognizant Technology Solutions Corp. Class A	130,543	7,867
* Autodesk Inc.	51,948	7,673
* Advanced Micro Devices Inc.	256,555	7,438
TE Connectivity Ltd.	79,311	7,390
Amphenol Corp. Class A	70,270	6,781
Motorola Solutions Inc.	39,147	6,671
HP Inc.	350,453	6,631
Paychex Inc.	75,536	6,252
KLA Corp.	37,558	5,989
* FleetCor Technologies Inc.	20,462	5,868
Xilinx Inc.	59,708	5,726
Corning Inc.	184,352	5,258
Microchip Technology Inc.	56,316	5,232
* Synopsys Inc.	35,465	4,868
Hewlett Packard Enterprise Co.	308,219	4,676
* VeriSign Inc.	24,609	4,642
* ANSYS Inc.	19,883	4,401
* Cadence Design Systems Inc.	66,156	4,372
* Keysight Technologies Inc.	44,282	4,306
CDW Corp.	34,141	4,208
Western Digital Corp.	69,995	4,175
Maxim Integrated Products Inc.	64,047	3,709
* Akamai Technologies Inc.	38,905	3,555
Broadridge Financial Solutions Inc.	27,063	3,367
Skyworks Solutions Inc.	40,710	3,226
Symantec Corp.	134,208	3,171
* Arista Networks Inc.	12,844	3,069
* Gartner Inc.	21,332	3,050
Seagate Technology plc	55,768	3,000
NetApp Inc.	56,084	2,945
Citrix Systems Inc.	28,917	2,791
Leidos Holdings Inc.	31,974	2,746
Jack Henry & Associates Inc.	18,187	2,655
* Fortinet Inc.	33,676	2,585
Western Union Co.	99,487	2,305
* Qorvo Inc.	27,813	2,062
Juniper Networks Inc.	81,486	2,017
* F5 Networks Inc.	14,108	1,981
DXC Technology Co.	61,566	1,816
FLIR Systems Inc.	32,067	1,686
Xerox Holdings Corp.	45,089	1,349
Alliance Data Systems Corp.	9,805	1,256
* IPG Photonics Corp.	8,300	1,125
		1,280,421
Materials (2.7%)
Linde plc	127,737	24,745
DuPont de Nemours Inc.	176,195	12,564
Ecolab Inc.	59,149	11,714
Air Products & Chemicals Inc.	52,063	11,551
Sherwin-Williams Co.	19,403	10,669
Dow Inc.	175,684	8,371
Newmont Goldcorp Corp.	193,757	7,347
PPG Industries Inc.	55,848	6,619
Ball Corp.	78,422	5,710

LyondellBasell Industries NV Class A	60,982	5,456
Corteva Inc.	176,883	4,953
Vulcan Materials Co.	31,277	4,730
Martin Marietta Materials Inc.	14,752	4,043
International Paper Co.	92,700	3,877
Amcor plc	382,937	3,734
Nucor Corp.	71,666	3,648
Celanese Corp. Class A	29,173	3,568
Freeport-McMoRan Inc.	341,820	3,271
International Flavors & Fragrances Inc.	25,335	3,108
FMC Corp.	30,858	2,706
CF Industries Holdings Inc.	51,632	2,540
Eastman Chemical Co.	32,461	2,397
Packaging Corp. of America	22,328	2,369
Avery Dennison Corp.	19,920	2,262
Westrock Co.	61,181	2,230
Albemarle Corp.	25,110	1,746
Mosaic Co.	83,074	1,703
Sealed Air Corp.	36,756	1,526
		159,157
Real Estate (3.2%)
American Tower Corp.	104,596	23,129
Crown Castle International Corp.	98,248	13,657
Prologis Inc.	149,184	12,713
Equinix Inc.	20,044	11,561
Simon Property Group Inc.	72,805	11,332
Public Storage	35,472	8,700
Welltower Inc.	95,769	8,681
AvalonBay Communities Inc.	33,018	7,110
Equity Residential	82,276	7,097
SBA Communications Corp. Class A	26,700	6,439
Ventas Inc.	88,069	6,432
Digital Realty Trust Inc.	49,323	6,403
Realty Income Corp.	75,244	5,770
Essex Property Trust Inc.	15,547	5,078
Weyerhaeuser Co.	176,208	4,881
Boston Properties Inc.	34,016	4,411
* CBRE Group Inc. Class A	79,557	4,217
HCP Inc.	116,043	4,135
Alexandria Real Estate Equities Inc.	26,769	4,124
Extra Space Storage Inc.	30,369	3,548
Mid-America Apartment Communities Inc.	26,882	3,495
UDR Inc.	69,137	3,352
Host Hotels & Resorts Inc.	172,775	2,987
Duke Realty Corp.	84,935	2,885
Regency Centers Corp.	39,713	2,760
Vornado Realty Trust	37,490	2,387
Federal Realty Investment Trust	16,498	2,246
Iron Mountain Inc.	67,793	2,196
Kimco Realty Corp.	98,912	2,065
Apartment Investment & Management Co.	35,341	1,843
SL Green Realty Corp.	19,511	1,595
Macerich Co.	25,969	820
		188,049
Utilities (3.6%)
NextEra Energy Inc.	115,481	26,906

Duke Energy Corp.	172,155	16,503
Dominion Energy Inc.	194,251	15,742
Southern Co.	246,961	15,255
Exelon Corp.	229,639	11,094
American Electric Power Co. Inc.	116,704	10,934
Sempra Energy	64,883	9,577
Xcel Energy Inc.	123,951	8,043
Public Service Enterprise Group Inc.	119,546	7,421
Consolidated Edison Inc.	78,507	7,417
WEC Energy Group Inc.	74,385	7,074
Eversource Energy	76,499	6,538
Edison International	84,643	6,384
FirstEnergy Corp.	127,702	6,159
DTE Energy Co.	43,382	5,768
Entergy Corp.	47,008	5,517
PPL Corp.	170,707	5,376
American Water Works Co. Inc.	42,651	5,299
Ameren Corp.	58,070	4,648
CMS Energy Corp.	67,092	4,290
Evergy Inc.	55,587	3,700
CenterPoint Energy Inc.	118,301	3,570
Atmos Energy Corp.	27,945	3,183
Alliant Energy Corp.	55,873	3,013
NiSource Inc.	88,291	2,642
Pinnacle West Capital Corp.	26,620	2,584
AES Corp.	157,120	2,567
NRG Energy Inc.	59,689	2,364
		209,568

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $795,000.
1 The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts.
After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.
2 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.
3 Collateral of $801,000 was received for securities on loan.
4 Securities with a value of $1,195,000 and cash of $191,000 have been segregated as initial margin for open futures contracts.

Total Common Stocks (Cost $3,598,648)					5,838,053
		Coupon
Temporary Cash Investments (0.6%)1
Money Market Fund (0.6%)
2,3 Vanguard Market Liquidity Fund		2.098%		308,677	30,871
				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
4	United States Treasury Bill	2.048%	11/21/19	200	199
4	United States Treasury Bill	1.997%	12/26/19	1,000	996
					1,195
Total Temporary Cash Investments (Cost $32,066)					32,066
Total Investments (100.0%) (Cost $3,630,714)					5,870,119
Other Assets and Liabilities-Net (0.0%)[4]					991
Net Assets (100%)					5,871,110

Equity Index Portfolio

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
($000)

		Number of		Value and
		Long)		Unrealized
		(Short	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2019	229	34,104	(196)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The portfolio may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of

Equity Index Portfolio

Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

The following table summarizes the market value of the portfolio's investments and derivatives as of September 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	5,838,053	—	—
Temporary Cash Investments	30,871	1,195	—
Futures Contracts—Assets[1]	160	—	—
Total	5,869,084	1,195	—
1 Represents variation margin on the last day of the reporting period.